Expense Example	Mar. 28, 2025 USD ($)
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,171
Expense Example, with Redemption, 3 Years	2,384
Expense Example, with Redemption, 5 Years	3,557
Expense Example, with Redemption, 10 Years	6,382
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	829
Expense Example, with Redemption, 3 Years	2,136
Expense Example, with Redemption, 5 Years	3,477
Expense Example, with Redemption, 10 Years	6,446
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	682
Expense Example, with Redemption, 3 Years	2,006
Expense Example, with Redemption, 5 Years	3,282
Expense Example, with Redemption, 10 Years	6,267
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	634
Expense Example, with Redemption, 3 Years	1,875
Expense Example, with Redemption, 5 Years	3,082
Expense Example, with Redemption, 10 Years	5,957
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	625
Expense Example, with Redemption, 3 Years	1,851
Expense Example, with Redemption, 5 Years	3,045
Expense Example, with Redemption, 10 Years	5,899
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	625
Expense Example, with Redemption, 3 Years	1,851
Expense Example, with Redemption, 5 Years	3,045
Expense Example, with Redemption, 10 Years	5,899
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2,080
Expense Example, with Redemption, 3 Years	4,601
Expense Example, with Redemption, 5 Years	6,543
Expense Example, with Redemption, 10 Years	9,661
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,783
Expense Example, with Redemption, 3 Years	4,421
Expense Example, with Redemption, 5 Years	6,494
Expense Example, with Redemption, 10 Years	9,695
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,641
Expense Example, with Redemption, 3 Years	4,332
Expense Example, with Redemption, 5 Years	6,393
Expense Example, with Redemption, 10 Years	9,672
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,598
Expense Example, with Redemption, 3 Years	4,242
Expense Example, with Redemption, 5 Years	6,289
Expense Example, with Redemption, 10 Years	9,608
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,592
Expense Example, with Redemption, 3 Years	4,229
Expense Example, with Redemption, 5 Years	6,274
Expense Example, with Redemption, 10 Years	9,598
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,592
Expense Example, with Redemption, 3 Years	4,229
Expense Example, with Redemption, 5 Years	6,274
Expense Example, with Redemption, 10 Years	9,598
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,385
Expense Example, with Redemption, 3 Years	2,956
Expense Example, with Redemption, 5 Years	4,404
Expense Example, with Redemption, 10 Years	7,543
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,054
Expense Example, with Redemption, 3 Years	2,727
Expense Example, with Redemption, 5 Years	4,335
Expense Example, with Redemption, 10 Years	7,642
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	907
Expense Example, with Redemption, 3 Years	2,607
Expense Example, with Redemption, 5 Years	4,165
Expense Example, with Redemption, 10 Years	7,513
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	860
Expense Example, with Redemption, 3 Years	2,485
Expense Example, with Redemption, 5 Years	3,990
Expense Example, with Redemption, 10 Years	7,282
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	852
Expense Example, with Redemption, 3 Years	2,463
Expense Example, with Redemption, 5 Years	3,958
Expense Example, with Redemption, 10 Years	7,239
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	852
Expense Example, with Redemption, 3 Years	2,463
Expense Example, with Redemption, 5 Years	3,958
Expense Example, with Redemption, 10 Years	7,239
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,497
Expense Example, with Redemption, 3 Years	3,242
Expense Example, with Redemption, 5 Years	4,808
Expense Example, with Redemption, 10 Years	8,054
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,171
Expense Example, with Redemption, 3 Years	3,022
Expense Example, with Redemption, 5 Years	4,745
Expense Example, with Redemption, 10 Years	8,143
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,025
Expense Example, with Redemption, 3 Years	2,907
Expense Example, with Redemption, 5 Years	4,587
Expense Example, with Redemption, 10 Years	8,036
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	979
Expense Example, with Redemption, 3 Years	2,791
Expense Example, with Redemption, 5 Years	4,424
Expense Example, with Redemption, 10 Years	7,841
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	969
Expense Example, with Redemption, 3 Years	2,765
Expense Example, with Redemption, 5 Years	4,388
Expense Example, with Redemption, 10 Years	7,796
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	969
Expense Example, with Redemption, 3 Years	2,765
Expense Example, with Redemption, 5 Years	4,388
Expense Example, with Redemption, 10 Years	$ 7,796